As filed with the Securities and Exchange Commission on August 29, 2007
                                     Investment Company Act File Number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              CORTLAND TRUST, INC.

               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                  ANTHONY PACE
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
CORTLAND TRUST, INC
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
JUNE 30, 2007
(UNAUDITED)
===============================================================================



     Face                                                                            Maturity                         Value
    Amount                                                                             Date           Yield         (Note 1)
----------                                                                             ----           ------        --------
Asset Backed Commercial Paper (17.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$  80,000,000  Chesham Finance Limited                                              07/02/07          5.40%    $   79,988,000
   50,000,000  Clipper Receivables Corp.                                            07/16/07          5.30         49,890,000
   30,000,000  Govco Incorporated                                                   07/13/07          5.30         29,947,250
   40,000,000  Greyhawk Funding, LLC                                                07/11/07          5.30         39,941,333
   50,000,000  Greyhawk Funding, LLC                                                07/13/07          5.30         49,912,000
   75,000,000  Market Street Funding                                                07/16/07          5.30         74,835,000
    1,381,000  Old Slip Funding Corporation                                         07/18/07          5.33          1,377,538
-------------                                                                                                  --------------
  326,381,000  Total Asset Backed Commercial Paper                                                                325,891,121
-------------                                                                                                  --------------
Commercial Paper (7.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Guam Power Authority
               Insured by AMBAC Indemnity Corporation                               07/25/07          5.31%     $  20,000,000
   40,000,000  Long Lane Master Trust IV                                            07/11/07          5.30         39,941,333
   10,063,000  Long Lane Master Trust IV                                            07/16/07          5.30         10,040,861
   40,000,000  Long Lane Master Trust IV                                            07/09/07          5.27         39,953,156
   30,875,000  Louis Dreyfus Corporation                                            07/17/07          5.33         30,802,135
-------------                                                                                                   -------------
  140,938,000  Total Commercial Paper                                                                             140,737,485
-------------                                                                                                   -------------
Domestic Certificate  of Deposit (2.65%)
-----------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  First Tennessee North America                                        07/20/07          5.30%    $    50,000,00
-------------                                                                                                  --------------
   50,000,000  Total Domestic Certificate of Deposit                                                               50,000,000
-------------                                                                                                  --------------
Floating Rate Securities (6.47%)
-----------------------------------------------------------------------------------------------------------------------------------
$   7,200,000  CFM International, Inc. - Guaranteed Notes-Series 1999A (a)
               Guaranteed by General Electric Company                               01/01/10          5.41%    $    7,200,000
   50,000,000  Canadian Imperial Bank of Commerce (b)                               10/18/07          5.39         50,000,000
    5,000,000  Canadian Imperial Bank of Commerce (c)                               11/26/07          5.38          4,999,805
   15,000,000  General Electric Capital Corporation Extendible
               Monthly Securities (d)                                               10/17/07          5.45         15,000,000
   45,000,000  Merrill Lynch Twelve Months Exchange (e)                             01/04/08          5.40         45,000,000
-------------                                                                                                  --------------
  122,200,000  Total Floating Rate Securities                                                                     122,199,805
-------------                                                                                                  --------------
Other Notes (0.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,550,000  Butler County, OH GO BAN                                             09/20/07          5.50%    $    1,550,000
    3,000,000  Commonwealth County Club, Ltd.                                       11/01/07          5.38          3,000,000
-------------                                                                                                  --------------
    4,550,000  Total Other Notes                                                                                    4,550,000
-------------                                                                                                  --------------
Repurchase Agreement (3.97%)
-----------------------------------------------------------------------------------------------------------------------------------
$  75,000,000  Annaly Mortgage Management, Inc. purchased on 06/29/07, repurchase proceeds at maturity $75,032,875
               (Collateralized by $136,914,505, GNMA, 5.00% to 6.00%,
               due 05/17/31 to 07/20/34, value $76,500,001)                         07/02/07          5.26%    $   75,000,000
-------------                                                                                                  --------------
   75,000,000  Total Repurchase Agreement                                                                          75,000,000
-------------                                                                                                  --------------
Time Deposit (6.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$  29,000,000  Dresdner Bank                                                        07/02/07          5.34%    $   29,000,000
   38,000,000  National Bank of Canada                                              07/02/07          5.40         38,000,000
   50,000,000  National Bank of Canada                                              07/02/07          5.33         50,000,000
-------------                                                                                                  --------------
  117,000,000  Total Time Deposit                                                                                 117,000,000
-------------                                                                                                  --------------
Variable Rate Demand Instruments (f) (20.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$   1,795,000  361 Summit Blvd. LLC - Series 2003
               LOC First Commercial Bank                                            05/01/28          5.37%    $    1,795,000
    2,000,000  1212 Jackson, LLC - Series 2004
               LOC Fifth Third Bank                                                 09/01/24          5.37          2,000,000
    1,875,000  1800 Indian Wood - Series 2005
               LOC Fifth Third Bank                                                 04/01/26          5.37          1,875,000
    1,780,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                                 02/01/17          5.37          1,780,000
    4,360,000  A&M Associates Project - Series 2002
               LOC US Bank, N.A.                                                    12/01/34          5.38          4,360,000
      900,000  Adams County, CO Housing Agency
               (Semper Village Apartments) - Series 2004C
               Guaranteed by FNMA                                                   07/15/37          5.40            900,000
    2,240,000  Alatrade Foods LLC - Series2004
               LOC Amsouth Bank                                                     12/01/14          5.37          2,240,000
    3,025,000  Alabama HOPO Realty Investment, LLC - Series 2001
               LOC SouthTrust Bank                                                  12/01/21          5.39          3,025,000
    1,970,000  Alabama Incentives Finance Authority - Series 1999C
               Insured by AMBAC Assurance Corp.                                     10/01/29          5.32          1,970,000
    2,000,000  Albany, NY Industrial Development Agency
               Civic Facility RB - Series 2006B
               LOC Citizens Bank                                                    05/01/35          5.32          2,000,000
      230,000  Andrews Laser Works Corporation - Series 1998
               LOC National City Bank                                               05/01/08          5.48            230,000
      800,000  Atlantic Tool & Die Company - Series 1996
               LOC Key Bank, N.A.                                                   12/01/11          5.37            800,000
    1,825,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                                   03/01/17          5.37          1,825,000
      185,000  Barnes & Thornburg LLP - Series 2003
               LOC Fifth Third Bank                                                 07/01/08          5.37            185,000
    1,800,000  Barnes & Thornburg LLP - Series 2005
               LOC Fifth Third Bank                                                 12/01/55          5.37          1,800,000
    7,259,000  BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                            05/01/23          5.47          7,259,000
    2,320,000  BBC, LLC - Series 2000
               LOC Columbus Bank & Trust Company                                    11/01/20          5.35          2,320,000
      845,000  Berkeley Square Retirement Center - Series 1998A
               LOC Fifth Third Bank                                                 02/01/13          5.45            845,000
    2,700,000  Brookville Enterprises - Series 2004
               LOC Fifth Third Bank                                                 10/01/25          5.37          2,700,000
    2,100,000  Burke County, GA Development Authority IDRB - Series 2005
               (Lichtenberg Holdings II, LLC)
               LOC JPMorgan Chase Bank, N.A.                                        01/01/13          5.32          2,100,000
    3,000,000  Bybee Foods LLC
               LOC Key Bank, N.A.                                                   11/01/26          5.37          3,000,000
    2,400,000  CEGW, Inc.
               LOC PNC Bank, N.A                                                    03/31/09          5.35          2,400,000
    1,990,000  Central Michigan Inns, LLC (Pohlcat Inc.) - Series 2000A
               LOC Wachovia Bank, N.A.                                              04/01/30          5.39          1,990,000
    4,300,000  Charles K. Blandin Foundation - Series 2004
               LOC Wells Fargo Bank, N.A.                                           05/01/19          5.40          4,300,000
    2,960,000  Cheney Brothers, Inc. - Series 1996
               LOC Wachovia Bank, N.A                                               12/01/16          5.49          2,960,000
      645,000  Chuo Mubea Suspension Components Company - Series 2004
               LOC Fifth Third Bank                                                 01/01/11          5.37            645,000
    2,615,000  Cinnamon Properties, Inc.
               LOC US Bank, N.A.                                                    04/01/20          5.43          2,615,000
    2,060,000  Cirrus Development Ltd. - Series 1999
               LOC US Bank, N.A.                                                    05/01/14          5.43          2,060,000
    1,285,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
               Insured by AMBAC Assurance Corp.                                     04/01/11          5.32          1,285,000
    1,185,000  Cole Investments LLC
               LOC Fifth Third Bank                                                 07/01/19          5.37          1,185,000
    3,695,000  Columbus Area, Inc., OH - Series 2004
               LOC Key Bank, N.A.                                                   07/01/24          5.37          3,695,000
    3,100,000  Columbus, GA  Development Authority
               (Woodnont Properties - Greystone at Columbus Park Project)
               - Series 2004
               LOC Columbus Bank & Trust Company                                    12/01/24          5.37          3,100,000
    3,715,000  Columbus, GA ( Riverton Ford Inc. Project) - Series 2000
               LOC Columbus Bank & Trust  Company                                   04/01/20          5.35          3,715,000
    2,930,000  Columbus, GA Development Authority Industrial Development RB
               (Columbus Economical Development Corporation/Bricken
               financial project - Series 2006)
               LOC Wachovia Bank, N.A.                                              02/01/26          5.39          2,930,000
    6,175,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2000
               LOC Columbus Bank & Trust Company                                    09/01/20          5.37          6,175,000
    2,925,000  Columbus, GA Development Authority RB
               (Rivertown Pediatric Project) - Series2003
               LOC Columbus Bank & Trust Company                                    05/01/23          5.37          2,925,000
    1,290,000  Consolidated Equities, LLC - Series 1995
               LOC Fifth Third Bank                                                 12/01/25          5.37          1,290,000
    9,170,000  Country Club of the South- Series 2002
               LOC Bank of North Georgia                                            12/01/31          5.42          9,170,000
    7,245,000  Daniel Land Company - Series 2004
               LOC Columbus Bank & Trust Company                                    09/01/29          5.37          7,245,000
    2,010,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC US Bank, N.A.                                                    07/01/17          5.43          2,010,000
    3,350,000  Dussel Realty Investment LLC
               LOC National City Bank of Michigan/Illinois                          02/01/18          5.38          3,350,000
    3,280,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                                   01/01/15          5.40          3,280,000
    1,000,000  Falls Village Realty, LLC - Series 2004
               LOC Fifth Third Bank                                                 12/01/29          5.37          1,000,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                                 09/01/22          5.37            900,000
    1,890,000  Fannin & Fannin LLC
               LOC Fifth Third Bank                                                 12/01/24          5.37          1,890,000
    1,480,000  Findlay Evangelical Presbyterian Church - Series 2004
               LOC Fifth Third Bank                                                 11/01/30          5.37          1,480,000
    7,000,000  Fiore Capital, LLC - Series 2005A
               LOC M & I Marshall & Ilsley Bank                                     08/01/45          5.32          7,000,000
    1,725,000  First Metropolitan Title Company - Series 1997
               LOC LaSalle Bank, N.A.                                               05/01/22          5.37          1,725,000
    1,365,000  First Park Place LLC
               LOC Fifth Third Bank                                                 12/01/19          5.37          1,365,000
    1,335,000  G & J Properties II, LLC - Series 2002
               LOC Fifth Third Bank                                                 09/01/23          5.37          1,335,000
    1,405,000  Garfield Investment Group
               LOC First Third Bank                                                 07/01/28          5.37          1,405,000
    1,925,000  Gastroenterology Associates, LLC
               LOC Union Planter Bank                                               03/01/35          5.35          1,925,000
    1,500,000  Genesee County, MI Taxable Obligation Notes                          11/01/08          5.43          1,500,000
      800,000  Gilead Friends Church - Series 2002
               LOC Fifth Third Bank                                                 10/01/17          5.37            800,000
    1,355,000  Goson Project - Series 1997
               LOC Federal Home Loan Bank of Cincinnati                             11/01/17          5.38          1,355,000
    2,070,000  Grace Community Church of Amarillo - Series 2005
               LOC Wells Fargo Bank, N.A.                                           02/01/30          5.32          2,070,000
    1,400,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                                 07/01/17          5.48          1,400,000
    1,345,000  HCH, LLC - Series 2000
               LOC Key Bank,N.A.                                                    08/01/15          5.37          1,345,000
    3,270,000  Healtheum, LLC - Series 2004
               LOC Wells Fargo Bank, N.A.                                           11/01/29          5.39          3,270,000
    2,310,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                                 07/01/23          5.37          2,310,000
    6,380,000  Holland-Sheltair Aviation Funding, LLC - Series 2003-4
               LOC Mellon Bank, N.A.                                                05/01/35          5.32          6,380,000
    1,800,000  Hoosier Stamping Manufacturing Corp. - Series 2004
               LOC Fifth Third Bank                                                 07/01/36          5.37          1,800,000
      870,000  Hope Realty, Ltd. & Harmony Realty (Kurtz Bros.,Inc.)-Series 2000
               LOC Key Bank, N.A.                                                   08/01/15          5.37            870,000
    1,760,000  Hopkins Waterhouse LLC Project
               LOC National City Bank                                               06/01/20          5.38          1,760,000
    1,770,000  Hopo Realty Investment, LLC - Series 2000
               LOC South Trust Bank                                                 12/01/21          5.39          1,770,000
    1,637,000  HRH Capital LLC - Series 2003
               LOC Fifth Third Bank                                                 03/01/22          5.37          1,637,000
      800,000  Illinois Development Finance Authority
               (Harbortown Industry Inc. Project)
               LOC LaSalle Bank, N.A.                                               12/01/20          5.41            800,000
    1,600,000  IOP Properties LLC
               LOC Fifth Third Bank                                                 04/01/44          5.37          1,600,000
    1,300,000  Jacksons Food Stores, Inc- Series 2006
               LOC Key Bank N.A.                                                    03/01/16          5.37          1,300,000
      980,000  James B. Krewatch & Marden H. Krewatch
               Revocable Living Trust - Series 2005
               LOC Fifth Third Bank                                                 11/01/25          5.37            980,000
    2,095,000  JBM Realty Company
               LOC Fifth Third Bank                                                 05/01/22          5.37          2,095,000
      550,000  KBL Capital Fund,Inc.(BH Reality Limited Partnership)-Series 1996A
               LOC Fifth Third Bank                                                 05/01/21          5.32            550,000
    1,830,000  Keating Muething & Klekamp
               LOC Fifth Third Bank                                                 11/01/24          5.37          1,830,000
      700,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                           06/01/27          5.35            700,000
    2,040,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                                 11/01/17          5.37          2,040,000
    1,740,000  Le Sportsac Inc. - Series 2005
               LOC Fifth Third Bank                                                 11/01/14          5.37          1,740,000
      420,000  Lee County, FL Multifamily  HFA  RB
               (Crossings at Cape Coral Apartments Project) - Series 1999B
               LOC Suntrust Ba                                                      06/01/14          5.42            420,000
    2,840,000  Lock Inns, Inc.-Series 2003
               LOC Bank of North Georgia                                            02/01/23          5.41          2,840,000
      500,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
               LOC  US Bank, N.A.                                                   09/01/17          5.53            500,000
    1,000,000  LRC - Meadows Investors LLC - Series 2004
               LOC JPMorgan Chase Bank, N.A.                                        12/01/34          5.41          1,000,000
    6,595,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                                    01/01/19          5.32          6,595,000
    5,680,000  Madison, WI Community Devel opment Authority RB
               (Block 89 Project) - Series 2000                                     07/01/20          5.32          5,680,000
      760,000  Manatee County, FL Multifamily HFA  RB - Series 2002B
               (La Mirada Gardens Project)
               LOC Suntrust Bank                                                    11/01/33          5.32            760,000
    2,422,100  Materials Processing Inc. - Series 2004
               LOC Fifth Third Bank                                                 09/01/34          5.37          2,422,100
    2,735,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)- Series 1997
               LOC National City Bank                                               11/01/17          5.38          2,735,000
    1,075,000  Miami River Stone Company - Series 2002
               LOC US Bank, N.A.                                                    08/01/09          5.45          1,075,000
    1,130,000  Michigan City, IN (Consolidated Biscuit Company)
               LOC Fifth Third Bank                                                 10/01/13          5.37          1,130,000
    2,015,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Fifth Third Bank                                                 10/01/16          5.37          2,015,000
      905,000  Milwaukee, WI (Historic Third Ward Parking Project) - Series 1999
               LOC Northern Trust Bank                                              09/01/28          5.42            905,000
    1,310,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Amsouth Bank                                                     06/01/10          5.32          1,310,000
      900,000  Mississippi Business Finance Corporation, IDRB
               (Colle Towing Project) - Series 2004
               LOC Regions Bank                                                     10/01/19          5.35            900,000
    1,010,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank                                                     11/01/11          5.32          1,010,000
    1,855,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank                                                     11/01/11          5.32          1,855,000
    2,370,000  Montgomery Cancer Center LLC  - Series 1997
               LOC Wachovia Bank                                                    10/01/12          5.32          2,370,000
    4,965,000  Montgomery County, PA (Kingswood Apartments Project)
               Collateralized by Federal National Mortgage Association              08/15/31          5.32          4,965,000
      865,000  Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
               LOC Columbus Bank & Trust Company                                    07/01/16          5.35            865,000
    2,100,000  Mount Carmel West Medical Office Building LP - Series 1999
               LOC National City Bank of Michigan/Illinois                          08/01/19          5.38          2,100,000
    1,715,000  Mrs. K.C. Jordan & Associates, Inc.
               LOC Fifth Third Bank                                                 04/01/23          5.37          1,715,000
    1,415,000  New Lexington Clinic, P.S.C. - Series 2003
               LOC Fifth Third Bank                                                 05/01/18          5.37          1,415,000
    1,600,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation                 11/01/31          5.35          1,600,000
    1,600,000  NO S Properties, LLC - Series 2004
               LOC Fifth Third Bank                                                 08/01/24          5.37          1,600,000
    7,200,000  North Lagoon Partners, Inc. - Series 2004
               LOC Columbus Bank & Trust Company                                    10/01/29          5.35          7,200,000
    1,760,000  NPI Capital, LLC - Series 1999A
               LOC Michigan National Bank                                           07/01/29          5.42          1,760,000
    6,699,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Kentucky                                   11/01/11          5.38          6,699,000
    6,900,000  Olathe, KS IDRB ( Diamant Boart Project) - Series 1997B
               LOC Svenska Handelsbanken                                            03/01/27          5.47          6,900,000
    5,630,000  Opelika IOA (Opelika Industrial Park Project) - Series 1998A
               Insured by MBIA Insurance Corp.                                      06/01/23          5.34          5,630,000
    1,125,000  Ordeal Properties LLC - Series 1997
               LOC Key Bank, N.A.                                                   10/01/12          5.37          1,125,000
    1,000,000  Oswego County, NY IDA Civic Facilities
               (OH Properties, Inc Project - B)
               LOC Manufacturers & Traders & Trust Co.                              06/01/24          5.37          1,000,000
    2,410,000  Oxmoor West LLC - Series 2006
               LOC First Commercial Bank                                            04/01/26          5.35          2,410,000
    2,150,000  Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                                    05/01/18          5.43          2,150,000
      970,000  PBSI Properties, LLC - Series 2004
               LOC Huntington National Bank                                         03/01/34          5.48            970,000
    1,750,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                            03/01/23          5.42          1,750,000
    3,900,000  Pennsylvania Economic Development Finance Authority
               (Repete Associates Project) - Series 2005 B3
               LOC PNC Bank,N.A.                                                    08/01/25          5.35          3,900,000
    3,300,000  Radiation Oncology Partners, LLP
               LOC SouthTrust Bank                                                  08/01/18          5.32          3,300,000
    3,875,000  Rawcar Group LLC - Series 2006
               LOC National City Bank of the Midwest                                04/01/36          5.38          3,875,000
    2,355,000  Realty Holdings Co. LLC - Series 2004
               LOC Fifth Third Bank                                                 05/01/24          5.37          2,355,000
    3,330,000  Rogers Bridge Road & Southern Properties, LLC - Series 2002
               LOC Bank of North Georgia                                            01/01/23          5.47          3,330,000
      685,000  S & L Plastic Inc.
               LOC Fleet Bank                                                       07/01/08          5.37            685,000
    1,035,000  S & S Partnership (Model Graphics) - Series 1999
               LOC US Bank                                                          09/01/19          5.48          1,035,000
    1,295,000  Sand Run Nursery & Preserve LLC - Series 2004
               LOC US Bank,N.A.                                                     03/01/24          5.45          1,295,000
    2,400,000  Savoy Properties, Ltd. - Series 2000
               LOC Key Bank,N.A.                                                    08/01/20          5.37          2,400,000
    2,800,000  Security Self-Storage, Inc. - Series 2005
               LOC Fifth Third Bank                                                 05/01/35          5.37          2,800,000
    4,085,000  Security Self-Storage, Inc. - Series 1999
               LOC Bank One                                                         02/01/19          5.38          4,085,000
    4,435,000  Smugglers Notch Management Company, Ltd. and
               Smugglers Notch Investment Company, Ltd. - Series 2000
               LOC  Key Bank,N.A.                                                   09/01/15          5.37          4,435,000
    1,660,000  Southern Orthopaedic Properties, LLC - Series 2001
               LOC Columbus Bank & Trust Company                                    10/01/21          5.35          1,660,000
   13,000,000  Southern Ute indian Tribe Reservation                                01/01/27          5.43         13,000,000
    1,260,000  Stallard-Schrier Family LP - Series 1996
               LOC Fifth Third Bank                                                 09/01/16          5.45          1,260,000
      900,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                                 06/01/23          5.37            900,000
    4,900,000  Stonegate-Partners I, LLC (Stonegate Partners Project)-Series 2002
               LOC US Bank, N.A.                                                    06/01/34          5.38          4,900,000
      845,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                                 01/01/11          5.45            845,000
    2,200,000  Tampa Bay, FL (Elders Land Development) - Series 2003
               LOC Fifth Third Bank                                                 09/01/23          5.37          2,200,000
    2,575,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                                    03/01/23          5.32          2,575,000
    3,095,000  Taylor Station Surgery Center Project - Series 2002
               LOC National City Bank                                               12/01/22          5.38          3,095,000
    7,125,000  Thayer Properties II, LLC - Series 2001
               LOC Columbus Bank & Trust Company                                    09/01/21          5.39          7,125,000
    1,710,000  The Home City Ice Company & HC Transport, Inc. - Series 2004
               LOC U.S. Bank, N.A.                                                  05/01/19          5.43          1,710,000
    1,820,000  Tisdel Holdings, LLC
               LOC Huntington National Bank                                         09/01/20          5.53          1,820,000
    1,960,000  Trotman Bay Minette, Inc. - Series 2000
               LOC Columbus Bank & Trust Company                                    01/01/21          5.35          1,960,000
    4,510,000  Unico Alloys & Metals - Series 2004
               LOC National City Bank                                               08/01/24          5.41          4,510,000
      775,000  Vincent Enterprise & Partners - Series 2000
               LOC Key Bank, N.A.                                                   03/01/20          5.37            775,000
      700,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                                 01/01/12          5.48            700,000
      545,000  Warrior Roofing Manufacturing, Inc. - Series 2001
               LOC Columbus Bank & Trust Company                                    09/01/26          5.44            545,000
    3,720,000  Watson's Dayton Properties, LLC - Series 2002A
               LOC US Bank, N.A.                                                    07/01/18          5.43          3,720,000
    7,020,000  Wellington Green LLC - Series 1999
               LOC Charter One Bank                                                 04/01/29          5.37          7,020,000
    9,200,000  Wellstone Mills LLC - Series 2004A
               LOC PNC Bank, N.A.                                                   12/15/24          5.40          9,200,000
    1,750,000  Westchester County,NY IDA RB (B.W.P. Distributors Inc.)-Series 1997
               LOC Wachovia Bank, N.A.                                              10/01/28          5.44          1,750,000
      495,000  Westchester Presbyterian Church
               LOC US Bank, N.A.                                                    09/01/13          5.53            495,000
    1,410,000  Wilmington Iron & Metal Company - Series 1999
               LOC Bank One                                                         08/01/14          5.44          1,410,000
    4,341,236  Wilmington Trust Company (Amtrak Trust 93-A) -Series B Notes
               Guaranteed by General Electric Company                               01/01/11          5.39          4,341,236
    8,125,000  Winder-Barrow Industrial Buildin- Series 2000
               LOC Columbus Bank & Trust Company                                    02/01/20          5.32          8,125,000
      990,000  Windsor Medical Center, Inc. - Series 1997
               LOC Federal Home Loan Bank                                           12/03/18          5.38            990,000
    1,000,000  Word of Deliverence - Series 2004
               LOC Fifth Third Bank                                                 12/01/24          5.37          1,000,000
-------------                                                                                                    ------------
  383,763,336  Total Variable Rate Demand Instruments                                                             383,763,336
-------------                                                                                                    ------------
Yankee Certificates of Deposit (35.23%)
-----------------------------------------------------------------------------------------------------------------------------------
$  90,000,000  Banco Bilbao De Vizcaya                                              07/13/07          5.29%    $   90,000,000
   90,000,000  Bank Of Montreal                                                     07/16/07          5.29         90,000,000
   35,000,000  Canadian Imperial Bank                                               07/18/07          5.30         35,000,000
   90,000,000  Credit Suise Yankee CD                                               07/16/07          5.29         90,000,000
   90,000,000  Deutsche Zentral- Genossenschafts Bank                               07/16/07          5.30         90,000,000
   90,000,000  Scandinav Enskilda Banken NY                                         07/13/07          5.29         90,000,000
   90,000,000  Standard Chartered PLC                                               07/13/07          5.29         90,000,000
   90,000,000  Unicredito Italiano Spa                                              07/16/07          5.29         90,000,000
-------------                                                                                                  --------------
  665,000,000  Total Yankee Certificates of Deposit                                                               665,000,000
-------------                                                                                                  --------------
               Total Investments (99.81%)                                                                       1,884,141,747
               Cash and other assets, net of liabilities (0.19%)                                                    3,517,608
                                                                                                               --------------
               Net Assets (100.00%)                                                                            $1,887,659,355
                                                                                                               ==============
               Net asset value, offering and redemption price per share:
               Cortland shares              288,295,953 shares outstanding                                     $         1.00
                                                                                                               ==============
               Short Term Fund shares        32,583,755 shares outstanding                                     $         1.00
                                                                                                               ==============
               Xpress shares              1,566,781,370 shares outstanding                                     $         1.00
                                                                                                               ==============



FOOTNOTES:

Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) The interest rate is adjusted weekly based upon average of prior week one month LIBOR Plus 0.05%; weekly put at par.

(b)  The interest rate changes daily based upon Federal funds target plus 0.09%.

(c)  The interest rate changes daily based upon Federal funds open plus 0.14%.

(d)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.125%.

(e)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.08%.

(f) These securities have a 7-day put feature exercisable by the fund at par value. Rate changes weekly.


KEY:
BAN      =    Bond Anticipation Notes                      IDA    =    Industrial Development Authority
EDRB     =    Economic Development Revenue Bond            IDB    =    Industrial Development Bond
GNMA     =    Government National Mortgage Association     IDRB   =    Industrial Development Revenue Bond
GO       =    General Obligation                           LOC    =    Letter of Credit
HEFA     =    Health & Education Facilities Authority      RB     =    Revenue Bond
HFA      =    Housing Finance Authority                    FNMA   =    Federal National Mortgage Association


-------------------------------------------------------------------------------
CORTLAND TRUST, INC
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
JUNE 30, 2007
(UNAUDITED)
===============================================================================

    Face                                                                            Maturity                         Value
    Amount                                                                             Date           Yield         (Note 1)
----------                                                                             ----           ------        --------
Repurchase Agreement (41.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$   8,200,000  UBS Securities LLC, purchased on 06/29/07,
               repurchase proceeds at maturity $8,203,622
               (Collateralized by $8,693,000, FMNT, 4.50% to 4.88%,
               due 11/15/13 to 01/15/15, value $8,365,046)                            07/02/07        5.30%         8,200,000
-------------                                                                                                    ------------
    8,200,000  Total Repurchase Agreement                                                                           8,200,000
-------------                                                                                                    ------------
U.S. Government Agency Discount Note (59.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Bank                                                 07/02/07        4.80%    $    4,999,333
      910,000  Federal Home Loan Bank                                                 08/15/07        5.25            908,283
    6,000,000  Federal Home Loan Mortgage Corporation                                 07/02/07        5.13          5,999,145
-------------                                                                                                  --------------
   11,910,000  Total U.S. Government Agency Discount Notes                                                         11,906,761
-------------                                                                                                  --------------
               Total Investments (100.88%)                                                                         20,106,761
               Liabilities in excess of cash and other assets (-0.88%)                                               (174,955)
                                                                                                               --------------
               Net Assets (100.00%)                                                                            $   19,931,806
                                                                                                               ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 19,944,540 shares outstanding                                                  $         1.00
                                                                                                               ==============


KEY:
FMNT      =    Fannie Mae Medium Term Debunture

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
JUNE 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                        Rating(a)
                                                                                                                  -----------------
    Face                                                                          Maturity              Value              Standard
   Amount                                                                           Date     Yield     (Note 1)   Moody's  &  Poors
---------                                                                           ----     -----     --------   -------  --------
Tax Exempt General Obligation Notes & Bonds (25.18%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,900,000   Constantine, MI Public Schhols TRAN (c)                             08/20/07    3.80%    $ 1,901,761
  3,500,000   D.C. Everest Area School District                                   08/27/07    3.92       3,500,041
    700,000   Fairborn, OH BAN (c)                                                08/23/07    3.80         700,691
  1,000,000   Fall Creek, WI School District (c)                                  09/21/07    3.75       1,000,000
    550,000   Lake Mills, WI Area School District (c)                             08/30/07    3.75         550,217
  1,500,000   North St. Paul Maplewood Oakdale, MN
              Independent School District No.622 (c)                              08/13/07    3.85       1,501,099
  1,500,000   Vandalia, OH BAN (c)                                                08/24/07    3.80       1,500,000
-----------                                                                                            -----------
 10,650,000 Total Tax Exempt General Obligation Notes & Bonds                                           10,653,809
-----------                                                                                            -----------
Variable Rate Demand Instruments (d) (76.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$   250,000   Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                                  09/01/27    3.94%    $   250,000              A-1
    875,000   Clipper Tax Exempt Trust COPs - (Multistate) - Series 1999-3       08/01/07    3.85         875,000   VMIG-1
  1,175,000   Connecticut Floater Trust                                          07/01/42    3.72       1,175,000   VMIG-1     A-1
  1,500,000   Connecticut State HEFA RB University Issue
              (Yale University) - Series U-1 and U-2                             07/01/33    3.63       1,500,000   VMIG-1     A-1+
  2,000,000   Connecticut State Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                     12/01/10    3.75       2,000,000      P-1     A-1+
  1,000,000   Cook County, IL                                                    11/01/33    3.73       1,000,000   VMIG-1     A-1+
  1,000,000   East Baton Rouge Parish, LA PCRB (Exxon Corporation)               11/01/19    3.82       1,000,000      P-1     A-1+
  1,000,000   Floater Trust Receipts Series 2006 FR/RI - K27
              (Relating to Connecticut Housing Finance Authority Housing
              Mortgage Program Finance Bonds
              2006 Series F Subseries F-1                                        11/15/15    3.77       1,000,000   VMIG-1
  2,000,000   Florida Gulf Coast University Financing
              Corporation Capital Improvement RB
              LOC Wachovia Bank                                                  12/01/33    3.68       2,000,000   VMIG-1
  2,500,000   Georgia Carrol County Development Authority Revenue Notes
              LOC Branch Bank & Trust                                            01/18/27    3.87       2,500,000   VMIG-1
  2,000,000   Greenwood County, SC
              (Fuji Photo Film, Inc. Project) - Series 2004                      09/01/11    3.87       2,000,000              A-1+
  1,550,000   Iredell County, NC Industrial Facilities &
              Pollution Control Funding
              LOC Branch Bank & Trust                                            11/01/31    3.87       1,550,000
  1,000,000   Jacksonville, FL Health Facilities Authority Hospital RB
              (Baptist Medical Center Project)
              LOC Wachovia Bank, N.A.                                            08/15/21    3.88       1,000,000              A-1+
    655,000   Mississippi Home Corporation single Family Program
              (Merlots) - Series YYY
              Guarenteed by Government National Mortgage Association             12/01/31    3.84         655,000   VMIG-1
  1,700,000   Montgomery, AL PCRB
              (Geveral Electric CO. Project)                                     05/01/21    3.88       1,700,000   VMIG-1     A-1+
  1,200,000   Orange County, FL HFA - Series G
              LOC Bank of America, N.A.                                          03/01/35    3.82       1,200,000   VMIG-1     A-1+
  2,000,000   Pennsylvania EDFA (Amtrak Project) - Series 2001
              LOC JPMorgan Chase Bank, N.A.                                      11/01/41    3.81       2,000,000   VMIG-1     A-1+
  2,000,000   State of Connecticut HEFA RB ( The Hotchkiss School)-Series A      07/01/30    3.70       2,000,000   VMIG-1     A-1+
  1,400,000   Sweetwater county, WY (Pacificorp 1984)
              LOC Barclays Bank PLC                                              11/01/25    3.94       1,400,000   VMIG-1     A-1
  1,465,000   Tuscaloosa County, AL IDRB
              LOC Regions Bank                                                   10/01/21    3.90       1,465,000      P-1     A-1
    945,000   Tuscaloosa County, AL IDRB
              (Automotive Corridor, LLC Project) - Series 2004
              LOC Regions Bank                                                   11/01/24    3.90         945,000      P-1     A-1
  1,000,000   Utah Housing Corporation Single Family Mortgage Bonds
              Series C Class 1                                                   07/01/34    3.78       1,000,000   VMIG-1     A-1+
    995,000   Washington State HFC Putters - Series 1335
              LOC GNMA/FNMA/FHLMC                                                12/01/09    3.83         995,000   VMIG-1
  1,255,000   Washington State Housing Finance Commission Non-Profit RB
              (Pioneer Human Services Project)
              LOC U.S. Bank, N.A.                                                08/01/19    3.74       1,255,000              A-1
-----------                                                                                         -------------
 32,465,000   Total Variable Rate Demand Instruments                                                   32,465,000
-----------                                                                                         -------------
              Total Investments (101.92%)                                                              43,118,809
              Liabilities in excess of cash and other assets (-1.92%)                                    (811,696)
                                                                                                    -------------
              Net Assets (100.00%)                                                                  $  42,307,113
                                                                                                    =============
              Net asset value, offering and redemption price per share:
              Cortland Shares, 42,337,215     shares outstanding                                    $        1.00
                                                                                                    =============


FOOTNOTES:

Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
BAN      =    Bond Anticipation Note                       HFC    =    Housing Finance Commission
COPs     =    Certificates of Participation                HEFA   =    Health and Education Facilities Authority
EDFA     =    Economic Development Finance Authority       IDRB   =    Industrial Development Revenue Bond
FSA      =    Financial Security Assurance                 LOC    =    Letter of Credit
FHLMC    =    Federal Home Loan Mortgage Corporation       MHRB   =    Multi-Family Housing Revenue Bond
FNMA     =    Federal National Mortgage Association        PCRB   =    Pollution Control Revenue Bond
GNMA     =    Government National Mortgage Association     RB     =    Revenue Bond
HDA      =    Housing Development Authority                TRAN   =    Tax and Revenue Anticipation Note
HFA      =    Housing Finance Authority


ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:  EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.

By (Signature and Title)*        /s/ Anthony Pace
                                 ----------------
                                 Anthony Pace, Treasurer and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Steven W. Duff
                                 ------------------
                                 Steven W. Duff, President

Date:  August 29, 2007

By (Signature and Title)*        /s/ Anthony Pace
                                 ----------------
                                 Anthony Pace, Treasurer and Assistant Secretary

Date:  August 29, 2007

* Print the name and title of each signing officer under his or her signature.